Stock-based Compensation (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		$ 272	$ 193,586	$ 283,693	$ 2,262,540
Unrecognized compensation expense	58,959	58,959		180,732
Period over which compensation expense will be recognized		2 years		3 years
Warrants exercised					455,098
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unissued stock options authorized	4,290,578	4,290,578		3,779,508
Number of unissued shares of common stock reserved for issuance	88,200	88,200		774,867
Maximum contractual term		10 years		10 years
Vesting period		3 years		3 years
Weighted average fair value of options granted			$ 0.37	$ 0.27	$ 0.61
Stock based compensation	(2,552)
Warrants exercised					55,098
Stock Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation			1,608	833	96,489
Options granted			30,000	50,000	909,200
Number of individuals			2	4	43
Stock Options [Member] | Consulting Services Providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation					364,000
Options granted					600,000
Number of individuals					1
Stock Options [Member] | Nonemployee Installation Technicians [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation					4,263
Options granted					8,700
Number of individuals					15
Stock Options [Member] | Advisory Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation					15,000
Options granted					50,000
Number of individuals					1
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted		$ 0.05	$ 0.27	$ 0.23	$ 0.67
Warrants exercised					400,000
Warrant [Member] | Unsecured Convertible Note Holder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					221,758
Warrant [Member] | Accounts Receivable Purchase Agreements Counterparty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					653,576
Warrant [Member] | Bridge Loan Counterparty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					422,500
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation				65,500	1,668,000
Restricted stock units awarded		686,667	100,000	390,133	1,600,000
Settled by issuance of stock		258,553
Restricted Stock Units [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation				65,500	1,544,000
Number of individuals				5	5
Restricted stock units awarded				390,133	1,400,000
Restricted Stock Units [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		51,500	31,000
Number of individuals		5	1
Restricted stock units awarded		686,667	100,000
Restricted Stock Units [Member] | Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation					124,000
Number of individuals					1
Restricted stock units awarded					200,000
Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		$ 272	$ 160,977	$ 217,359	$ 114,788